Investments and Advances to Equity Method Investments (Details) - Schedule of Balance Sheet Information - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FCG [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets	$ 17,326	$ 12,575
Non-current assets	29,630	19,730
Current liabilities	12,776	7,375
Non-current liabilities	9,247	1,801
PDP [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets	10,330	8,283
Non-current assets	84,704	87,280
Current liabilities	14,804	14,048
Non-current liabilities	34,435	35,777
Karnival [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets	16,358	16,030	$ 13,102
Non-current assets	1,822	1,805
Current liabilities	17,412	(17,250)
Non-current liabilities
Sierra Parima [Member]
Schedule of Balance Sheet Information [Line Items]
Current assets		2,697	5,741
Non-current assets		18,714	58,631
Current liabilities		62,070
Non-current liabilities		$ 9,973	$ 9,155